Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Federal statutory rate	35.00%	35.00%
Income tax benefit	$ 1,789,000
Valuation allowance, deferred tax asset, increase, amount	12,066,000
Operating loss carryforwards	19,233,000
Research and development credit carryforwards	170,000
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	1,321,746	$ 1,220,115
Federal [Member]
Income Tax [Line Items]
Operating loss carryforwards	80,097,444
New Jersey [Member]
Income Tax [Line Items]
Operating loss carryforwards	19,864,732
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards	7,902,716
New Jersey [Member]
Income Tax [Line Items]
Decrease in deferred tax asstes	$ 1,903,000
Maximum [Member]
Income Tax [Line Items]
Federal statutory rate	35.00%
Maximum [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2037
Minimum [Member]
Income Tax [Line Items]
Federal statutory rate	21.00%
Minimum [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforwards, expiration date	Dec. 31, 2018